VANECK PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Denmark: 4.7%
Novo Nordisk A/S (ADR)	156,148	$17,488,576

France: 5.0%
Sanofi SA (ADR)	369,008	18,487,301

Ireland: 0.5%
Amarin Corp. Plc (ADR) * †	592,533	1,996,836

Israel: 3.4%
Teva Pharmaceutical Industries Ltd. (ADR) *	1,563,156	12,520,879

Japan: 4.2%
Takeda Pharmaceutical Co. Ltd. (ADR) †	1,154,076	15,730,056

Switzerland: 5.1%
Novartis AG (ADR)	217,655	19,038,283

United Kingdom: 9.4%
AstraZeneca Plc (ADR)	321,215	18,710,774
GlaxoSmithKline Plc (ADR) †	373,424	16,467,998
		35,178,772
United States: 67.9%
AbbVie, Inc.	145,310	19,674,974
AmerisourceBergen Corp.	131,883	17,525,932
Bausch Health Cos, Inc. * †	422,434	11,663,403
Bristol-Myers Squibb Co.	307,443	19,169,071
Catalent, Inc. *	125,041	16,008,999
	Number of Shares	Value
United States (continued)
Elanco Animal Health, Inc. *	434,278	$12,324,810
Eli Lilly & Co.	72,480	20,020,425
Jazz Pharmaceuticals Plc *	74,242	9,458,431
Johnson & Johnson	107,755	18,433,648
McKesson Corp.	70,313	17,477,702
Merck & Co., Inc.	241,887	18,538,220
Organon & Co.	334,827	10,195,482
Patterson Companies, Inc.	78,502	2,304,034
Perrigo Co. Plc	135,725	5,279,702
Pfizer, Inc.	344,525	20,344,201
Viatris, Inc.	1,282,205	17,348,234
Zoetis, Inc.	69,407	16,937,390
		252,704,658
Total Common Stocks (Cost: $364,024,403)		373,145,361

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.5% (Cost: $9,382,090)
Money Market Fund: 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio	9,382,090	9,382,090

Total Investments: 102.7% (Cost: $373,406,493)		382,527,451
Liabilities in excess of other assets: (2.7)%		(10,212,805)
NET ASSETS: 100.0%		$372,314,646

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $31,876,481.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	5.8%	$21,671,810
Health Care Distributors	10.0	37,307,668
Pharmaceuticals	84.2	314,165,883
	100.0%	$373,145,361
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